Other Disclosures - Counterparty risk (Details) - Other Counterparties Risk - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Banco Popular Espanol, S.A.
Disclosure of financial assets [line items]
Off-balance-sheet other than derivatives contingent liabilities and commitments		€ 15,460
Spain
Disclosure of financial assets [line items]
Risk exposure	€ 259,949	262,286
Off-balance-sheet other than derivatives contingent liabilities and commitments	73,576	81,072
Portugal
Disclosure of financial assets [line items]
Risk exposure	40,820	41,626
Off-balance-sheet other than derivatives contingent liabilities and commitments	7,967	8,936
Italy
Disclosure of financial assets [line items]
Risk exposure	14,732	13,896
Off-balance-sheet other than derivatives contingent liabilities and commitments	4,047	4,310
Greece
Disclosure of financial assets [line items]
Risk exposure	56	56
Off-balance-sheet other than derivatives contingent liabilities and commitments	202	200
Ireland
Disclosure of financial assets [line items]
Risk exposure	2,975	3,061
Off-balance-sheet other than derivatives contingent liabilities and commitments	892	714
Loans and advances - Customers
Disclosure of financial assets [line items]
Valuation adjustment	10,589	10,653
Loans and advances - Customers | Banco Popular Espanol, S.A.
Disclosure of financial assets [line items]
Risk exposure		83,625
Valuation adjustment		3,986
Loans and advances - Customers | Spain
Disclosure of financial assets [line items]
Risk exposure		210,976
Loans and advances - Customers | Portugal
Disclosure of financial assets [line items]
Risk exposure		35,650
Loans and advances - Customers | Italy
Disclosure of financial assets [line items]
Risk exposure		10,015
Loans and advances - Customers | Greece
Disclosure of financial assets [line items]
Risk exposure		56
Loans and advances - Customers | Ireland
Disclosure of financial assets [line items]
Risk exposure		1,981
Cash and deposits at central banks | Spain
Disclosure of financial assets [line items]
Risk exposure	40,174	36,091
Cash and deposits at central banks | Portugal
Disclosure of financial assets [line items]
Risk exposure	2,235	761
Cash and deposits at central banks | Italy
Disclosure of financial assets [line items]
Risk exposure	25	17
Reverse repurchase agreements | Spain
Disclosure of financial assets [line items]
Risk exposure	6,821	6,932
Reverse repurchase agreements | Portugal
Disclosure of financial assets [line items]
Risk exposure	88	178
Reverse repurchase agreements | Italy
Disclosure of financial assets [line items]
Risk exposure	3,465	2,416
Reverse repurchase agreements | Ireland
Disclosure of financial assets [line items]
Risk exposure	5
Financial Assets Held For Trading And Financial Assets Designated At Fair Value Through Profit Or Loss [Member] | Debt instruments | Spain
Disclosure of financial assets [line items]
Risk exposure	566	623
Financial Assets Held For Trading And Financial Assets Designated At Fair Value Through Profit Or Loss [Member] | Debt instruments | Portugal
Disclosure of financial assets [line items]
Risk exposure	161	160
Financial Assets Held For Trading And Financial Assets Designated At Fair Value Through Profit Or Loss [Member] | Debt instruments | Italy
Disclosure of financial assets [line items]
Risk exposure	323	438
Financial Assets Held For Trading And Financial Assets Designated At Fair Value Through Profit Or Loss [Member] | Debt instruments | Ireland
Disclosure of financial assets [line items]
Risk exposure	54	20
Financial assets at fair value through other comprehensive income | Debt instruments | Spain
Disclosure of financial assets [line items]
Risk exposure	1,917
Financial assets at fair value through other comprehensive income | Debt instruments | Portugal
Disclosure of financial assets [line items]
Risk exposure	106
Financial assets at fair value through other comprehensive income | Debt instruments | Italy
Disclosure of financial assets [line items]
Risk exposure	813
Financial assets at fair value through other comprehensive income | Debt instruments | Ireland
Disclosure of financial assets [line items]
Risk exposure	815
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Debt instruments | Spain
Disclosure of financial assets [line items]
Risk exposure	348
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Debt instruments | Ireland
Disclosure of financial assets [line items]
Risk exposure	714
Financial assets at amortized cost, category | Debt instruments | Spain
Disclosure of financial assets [line items]
Risk exposure	3,348
Financial assets at amortized cost, category | Debt instruments | Portugal
Disclosure of financial assets [line items]
Risk exposure	4,205
Financial assets at amortized cost, category | Debt instruments | Ireland
Disclosure of financial assets [line items]
Risk exposure	30
Financial assets available for sale | Debt instruments | Spain
Disclosure of financial assets [line items]
Risk exposure		4,784
Financial assets available for sale | Debt instruments | Portugal
Disclosure of financial assets [line items]
Risk exposure		764
Financial assets available for sale | Debt instruments | Italy
Disclosure of financial assets [line items]
Risk exposure		1,010
Financial assets available for sale | Debt instruments | Ireland
Disclosure of financial assets [line items]
Risk exposure		476
Loans and receivables category | Spain
Disclosure of financial assets [line items]
Risk exposure	206,775
Loans and receivables category | Portugal
Disclosure of financial assets [line items]
Risk exposure	34,025
Loans and receivables category | Italy
Disclosure of financial assets [line items]
Risk exposure	10,106
Loans and receivables category | Greece
Disclosure of financial assets [line items]
Risk exposure	56
Loans and receivables category | Ireland
Disclosure of financial assets [line items]
Risk exposure	1,357
Loans and receivables category | Debt instruments | Spain
Disclosure of financial assets [line items]
Risk exposure		2,880
Loans and receivables category | Debt instruments | Portugal
Disclosure of financial assets [line items]
Risk exposure		4,007
Loans and receivables category | Debt instruments | Ireland
Disclosure of financial assets [line items]
Risk exposure		584
Held-to-maturity investments category | Debt instruments | Portugal
Disclosure of financial assets [line items]
Risk exposure		106
Hedging derivatives, category | Other Than Credit Default Swaps | Spain
Disclosure of financial assets [line items]
Risk exposure	3,480	2,299
Hedging derivatives, category | Other Than Credit Default Swaps | Portugal
Disclosure of financial assets [line items]
Risk exposure	1,219	1,416
Hedging derivatives, category | Other Than Credit Default Swaps | Italy
Disclosure of financial assets [line items]
Risk exposure	185	211
Hedging derivatives, category | Other Than Credit Default Swaps | Greece
Disclosure of financial assets [line items]
Risk exposure	29	30
Hedging derivatives, category | Other Than Credit Default Swaps | Ireland
Disclosure of financial assets [line items]
Risk exposure	111	79
Hedging derivatives, category | Credit default swap | Spain
Disclosure of financial assets [line items]
Risk exposure	€ 10	2
Hedging derivatives, category | Credit default swap | Italy
Disclosure of financial assets [line items]
Risk exposure		€ 5